CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Operating activities
Net Income	$ 295,493	¥ 2,051,603	¥ 1,331,618	¥ 406,003
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	17,644	122,502	116,800
Depreciation and amortization	46,807	324,978	158,056	64,014
Loss on disposal of property and equipment	69	477	7,293	3,132
Allowance for doubtful accounts	365	2,536	2,588
Deferred income tax	(4,400)	(30,553)	5,047	(80,309)
Gain on deemed disposal of equity method investments	(1,376)	(9,551)	(224,148)
Share of (profit) loss in equity method investments	5,289	36,721	459	(5,578)
Changes in operating assets and liabilities:
Restricted cash	(5,142)	(35,699)	(266,403)
Accounts receivable	(20,430)	(141,845)	(11,918)	(40,656)
Inventories	(2,627)	(18,239)	(10,770)	(4,950)
Advances to suppliers	(11,273)	(78,265)	(7,095)	(8,959)
Prepayments and other current assets	(28,314)	(196,581)	(52,674)	(100,690)
Amounts due from related parties	1,388	9,640	(11,179)	(1,161)
Other non-current assets	(3,633)	(25,223)	2,632	(23,362)
Accounts payable	49,290	342,223	142,139	110,025
Advances from customers	(9,958)	(69,141)	78,618	106,956
Amounts due to related parties	4,056	28,158	2,448	100,819
Income tax payable	16,762	116,378	83,717	217,646
Other current liabilities	15,328	106,425	520,310	328,821
Net cash provided by operating activities	365,338	2,536,544	1,867,538	1,071,751
Cash flows from investing activities
Purchases of property and equipment	(286,057)	(1,986,094)	(1,062,302)	(618,571)
Purchases of land use rights	(101,270)	(703,115)	(413,562)	(171,510)
Payment of amounts due from related parties			(15,000)	(228,509)
Repayment of amounts due from related parties	2,160	15,000	228,509
Cash paid for business acquisitions, net of cash received	(16,628)	(115,454)	(20,604)	(13,793)
Investments in equity investees	(45,430)	(315,426)	(193,803)	(95,400)
Changes of restricted cash	(48,000)	(333,264)
Others	2,887	20,049	27,016	11,484
Net cash used in investing activities	(492,338)	(3,418,304)	(1,449,746)	(1,116,299)
Cash flows from financing activities
Proceeds from issuance of convertible redeemable preferred shares			1,934,331
Proceeds from capital contribution from shareholders	1,698	11,789		500,000
Proceeds from capital contribution from noncontrolling interest shareholder	1,440	10,000		9,800
Proceeds from short-term borrowing	79,361	551,000	350,000	300,000
Proceeds from issuance of ordinary shares through IPO, net of issuance costs of RMB339,355	1,322,749	9,183,847
Proceeds from issuance of ordinary shares for shared based compensation	9,852	68,400
Repayment of short-term borrowing	(59,044)	(409,943)	(300,000)	(50,000)
Payment of dividends			(115,000)
Repayment of amounts due to related parties				(404,736)
Repurchase of ordinary shares				(184,000)
Net cash provided by financing activities	1,356,056	9,415,093	1,869,331	171,064
Effect of exchange rate changes on cash and cash equivalents	43,511	302,097	1,877
Net increase in cash and cash equivalents	1,272,567	8,835,430	2,289,000	126,516
Cash and cash equivalents at beginning of year	353,213	2,452,359	163,359	36,843
Cash and cash equivalents at end of year	1,625,780	11,287,789	2,452,359	163,359
Supplemental disclosure of cash flow information
Income taxes paid	93,067	646,162	331,235	65,148
Interest expense paid	$ 1,870	¥ 12,986	¥ 16,392	¥ 798